Business Acquisition - Acquisition purchase price allocation (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Nov. 04, 2019	Sep. 30, 2019
Prepaid tires	$ 1,414		$ 1,616
Danfair Transport
Fair value of consideration transferred	(1,425)
Acquisition related costs expensed	$ 38
Property and equipment		$ 759
Prepaid tires		25
Customer relationships		436
Non-compete agreement		12
Vacation liability assumed		(13)
Total identifiable net assets assumed		1,219
Goodwill		206
Total		$ 1,425